Stock-based Payments - Summary of Restricted Stock Units (Details) - $ / shares shares in Millions	1 Months Ended	12 Months Ended
	Nov. 20, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Co-Investment RSUs
Number of RSUs
Unvested, beginning balance (in shares)		0.7	0.8	0.5
Granted (in shares)		0.1	0.1	0.3
Granted through modification (modified) (in shares)		0.0
Vested (in shares)		(0.1)	(0.1)	0.0
Modified (in shares)		0.0
Forfeited (in shares)		(0.1)	(0.1)	0.0
Unvested, ending balance (in shares)		0.6	0.7	0.8
Weighted Average Fair Value Per Share
Unvested, beginning balance (USD per share)		$ 11.28	$ 10.90	$ 10.00
Granted (USD per share)		17.00	17.00	12.29
Granted through modification (modified) (USD per share)		0.00
Vested (USD per share)		10.32	12.00	0.00
Modified (USD per share)		0.00
Forfeited (USD per share)		11.77	12.00	12.00
Unvested, ending balance (USD per share)		$ 11.50	$ 11.28	$ 10.90
Time-Based RSUs
Number of RSUs
Unvested, beginning balance (in shares)		7.0	7.6	1.2
Granted (in shares)	1.8	0.7	0.5	7.1
Granted through modification (modified) (in shares)		1.8
Vested (in shares)		(1.6)	(0.9)	(0.7)
Modified (in shares)		0.0
Forfeited (in shares)		(0.1)	(0.2)	0.0
Unvested, ending balance (in shares)		7.8	7.0	7.6
Weighted Average Fair Value Per Share
Unvested, beginning balance (USD per share)		$ 13.48	$ 13.36	$ 11.40
Granted (USD per share)		17.09	17.00	13.60
Granted through modification (modified) (USD per share)		18.08
Vested (USD per share)		14.63	11.81	12.00
Modified (USD per share)		0.00
Forfeited (USD per share)		13.44	12.16	12.00
Unvested, ending balance (USD per share)		$ 14.63	$ 13.48	$ 13.36
Performance-Based RSUs
Number of RSUs
Unvested, beginning balance (in shares)		2.5	2.5	2.5
Granted (in shares)		0.2	0.0	0.0
Granted through modification (modified) (in shares)		0.9
Vested (in shares)		(0.2)	0.0	0.0
Modified (in shares)		(2.7)
Forfeited (in shares)		0.0	0.0	0.0
Unvested, ending balance (in shares)		0.7	2.5	2.5
Weighted Average Fair Value Per Share
Unvested, beginning balance (USD per share)		$ 1.50	$ 1.50	$ 1.50
Granted (USD per share)		3.18	0.00	0.00
Granted through modification (modified) (USD per share)		17.29
Vested (USD per share)		17.29	0.00	0.00
Modified (USD per share)		1.56
Forfeited (USD per share)		0.00	0.00	0.00
Unvested, ending balance (USD per share)		$ 15.94	$ 1.50	$ 1.50